Other Income and Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other Income and Expenses	Other Income and Expenses

	2023	2022	2021
Other income:
Gain on sale of long-lived assets	Ps. 178	Ps. 324	Ps. 259
Cancellation of contingencies (See Note 25.6)	1,079	641	745
Foreign exchange gain related to operating activities	339	105	—
Other	385	403	498
	Ps. 1,981	Ps. 1,473	Ps. 1,502
Other expenses:
Provisions for contingencies (See Note 25.6)	Ps. 1,306	Ps. 1,146	Ps. 938
Loss on the retirement of long-lived assets	186	177	199
Loss on sale of long-lived assets	84	74	201
Loss on the retirement of intangible assets	1	—	3
Impairment on equity investments (See Note 9)	143	—	250
Severance payments	202	224	233
Donations	345	302	258
Foreign exchange losses related to operating activities	—	—	61
Other	986	533	166
	Ps. 3,253	Ps. 2,456	Ps. 2,309